Concentration of Credit Risks (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) (10K) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FDIC insured amount	$ 250,000		$ 250,000	$ 250,000
Cash and cash equivalents in excess of FDIC	$ 0		0	626,205
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
FDIC insured amount		$ 250,000	250,000	250,000
Cash and cash equivalents in excess of FDIC